Notes Payable, Related Parties (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Notes Payable Related Parties Details Narrative
Notes Payable Principal	$ 5,183,310		$ 5,183,310		$ 5,364,572	$ 5,348,112
Debt Discount	189,433		189,433		8,171	24,631
Interest Payable, Current	535,125		535,125		109,426	239,803
Interest Expense, Related Party	$ 160,979	$ 129,808	$ 444,437	$ 390,746	$ 541,982	$ 413,200